Derivative Instruments	12 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 16.  Derivative Instruments
The Company, from time to time, purchases foreign currency forward exchange contracts, primarily in Japanese Yen, that permit it to sell specified amounts of these foreign currencies expected to be received from its export sales, for pre-established U.S. dollar amounts at specified dates. These contracts are entered into to limit transactional exposure to changes in currency exchange rates of export sales transactions in which settlement will occur in future periods and which otherwise would expose the Company, on the basis of its aggregate net cash flows in respective currencies, to foreign currency risk.
The Company has recorded the fair value of these contracts in the Company’s financial statements. These contracts had a total notional amount of $17.0 million and $12.0 million at June 30, 2019 and 2018, respectively. As of June 30, 2019, these forward contracts had expiration dates ranging from July 2019 through October 2019, with Japanese Yen denominations individually between 300 million and 645 million Yen. The Company does not account for these contracts as hedges as defined by U.S. GAAP and records the change in the fair value of these contracts in Other expense (income), net in the Consolidated Statements of Earnings as they occur. The fair value measurement takes into consideration foreign currency rates and the current creditworthiness of the counterparties to these contracts, as applicable, and is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments and thus represents a Level 2 measurement. These contracts are recorded in prepaid and other current assets in the Company’s Consolidated Balance Sheets as of June 30, 2019. The change in the fair value of these contracts for the fiscal year ended June 30, 2019, 2018 and 2017 was insignificant.